Revenues - Additional Information (Detail) - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Other Current Assets [Member]
Revenue, Major Customer [Line Items]
Capitalized Contract Cost, Net	$ 240,002		$ 376,132
Voyage Charter Revenues [Member]
Revenue, Major Customer [Line Items]
Revenues	7,500,000	$ 400,000
Revenue, Remaining Performance Obligation, Amount	5,900,000		15,000,000
Receivables net current	$ 9,000,000		$ 6,100,000